Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value Measurements
Fair Value Measurements

3.             Fair Value Measurements

FASB guidance establishes a three-level hierarchy for fair value measurements. The hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

•         Level 1 – Valuation is based upon unadjusted quoted prices for identical assets or liabilities in active markets.

•         Level 2 – Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•         Level 3 – Valuation is based upon other unobservable inputs that are significant to the fair value measurements.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement. At June 30, 2011 and December 31, 2010, the Company's commodity derivative contracts were recorded at fair value. The fair values of these instruments were measured using valuations based upon quoted prices for similar assets and liabilities in active markets (Level 2) and are valued by reference to similar financial instruments, adjusted for credit risk and restrictions and other terms specific to the contracts.

Fair Value Measurements Using Significant Other Observable Inputs (Level 2)
	June 30, 2011	December 31, 2010
Description
In thousands
Assets:
Fair value of commodity derivatives - current assets	$ 2,669	$ 9,377
Fair value of commodity derivatives - long-term assets	611	263
Total Assets	$ 3,280	$ 9,640
Liabilities:
Fair value of commodity derivatives - current liabilities	$ (2,479)	$ (1,973)
Fair value of commodity derivatives - long-term liabilities	(610)	(861)
Total Liabilities	$ (3,089)	$ (2,834)

3.             Fair Value Measurements

FASB guidance establishes a three-level hierarchy for fair value measurements.  The hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

•Level 1 – Valuation is based upon unadjusted quoted prices for identical assets or liabilities in active markets.

•Level 2 – Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•Level 3 – Valuation is based upon other unobservable inputs that are significant to the fair value measurements.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement.  At December 31, 2010 and 2009, the Company's commodity derivative contracts were recorded at fair value.  The fair values of these instruments were measured using valuations based upon quoted prices for similar assets and liabilities in active markets (Level 2) and are valued by reference to similar financial instruments, adjusted for credit risk and restrictions and other terms specific to the contracts.

Description	Book Value	Fair Value Measurements Using Significant Other Observable Inputs (Level 2)
In thousands
Commodity derivatives December 31, 2010	$ 6,806	$ 6,806
Commodity derivatives December 31, 2009	$ 30,476	$ 30,476